Investment in life insurance policies, net (Details Narrative)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 GBP (£)
Investments, All Other Investments [Abstract]
Proceeds from termination of life insurance policy			£ 166,368
Fair value gains recognized	$ 18,083	£ 13,179	£ 10,559